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                               1996 ANNUAL REPORT

                         T. ROWE PRICE VARIABLE ANNUITY

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                                  T. ROWE PRICE
                            VARIABLE ANNUITY ACCOUNT

                              FINANCIAL STATEMENTS

                          Year ended December 31, 1996

CONTENTS

Report of Independent Auditors .........................................   2
Audited Financial Statements
     Balance Sheet .....................................................   3
     Statement of Operations and Changes in Net Assets .................   4
Notes to Financial Statements ..........................................   5


NOTICE OF CONTRACT OWNERS' MEETING

The annual meeting of contract owners will be held on Tuesday, June 3, 1997, at Security Benefit Life Insurance Company, 700 SW Harrison St., Topeka, Kansas, at 2:00 p.m. Each contract owner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

This report is submitted for the information of T. Rowe Price No-Load Variable Annuity contract owners. The T. Rowe Price No-Load Variable Annuity (V6021) is issued by Security Benefit Life Insurance Company.

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                         REPORT OF INDEPENDENT AUDITORS

The Contract Owners of T. Rowe Price Variable
   Annuity Account and The Board of Directors of
   Security Benefit Life Insurance Company

We have audited the accompanying balance sheet of T. Rowe Price Variable Annuity Account (the Company) as of December 31, 1996, and the related statements of operations and changes in net assets for the year then ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of T. Rowe Price Variable Annuity Account at December 31, 1996, and the results of its operations and changes in its net assets for the year then ended December 31, 1996 in conformity with generally accepted accounting principles.

                                                             ERNST & YOUNG LLP

February 7, 1997

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                                  BALANCE SHEET

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

                                December 31, 1996
                             (DOLLARS IN THOUSANDS)

ASSETS

Investments:

  T. Rowe Price Portfolios:

    New America Growth Portfolio -- 1,447,071 shares at net asset
      value of $17.67 per share (cost, $23,715) .....................   $25,570

    International Stock Portfolio -- 1,136,231 shares at net asset
      value of $12.64 per share (cost, $13,554) .....................    14,362

    Equity Income Portfolio -- 1,833,719 shares at net asset value
      of $15.26 per share (cost, $25,720) ...........................    27,983

    Personal Strategy Balanced Portfolio -- 604,272 shares at net
      asset value of $13.44 per share (cost, $7,721) ................     8,121

    Limited-Term Bond Portfolio -- 986,818 shares at net asset value
      of $4.93 per share (cost, $4,840) .............................     4,865
--------------------------------------------------------------------------------
Total assets ........................................................   $80,901
================================================================================

NET ASSETS
  Net assets are represented by (NOTE 3):

                                        Number     Unit
                                       of Units    Value     Amount
--------------------------------------------------------------------------------

  New America Growth Subaccount:
    Accumulation units ............... 1,596,903   $16.00   $22,554
    Annuity reserves .................       985    16.00        16    $25,570
                                                            -------

  International Stock Subaccount:
    Accumulation units ............... 1,124,821    12.77    14,360
    Annuity reserves .................       181    12.77         2     14,362
                                                            -------

  Equity Income Subaccount:
    Accumulation units ............... 1,902,935    14.70    27,973
    Annuity reserves .................       656    14.70        10     27,983
                                                            -------

  Personal Strategy Balanced Subaccount:
    Accumulation units ...............   599,843    13.51     8,105
    Annuity reserves .................     1,153    13.51        16      8,121
                                                            -------

  Limited-Term Bond Subaccount:
    Accumulation units ...............   445,079    10.93                4,865
                                                                       -------
-------------------------------------------------------------------------------
Total net assets .................................................     $80,901
================================================================================

See accompanying notes.

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               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

                          Year ended December 31, 1996
                             (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------
                         New        Inter-                 Personal    Limited-
                       America     national    Equity      Strategy     Term
                       Growth       Stock      Income      Balanced     Bond
                      Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
--------------------------------------------------------------------------------
Dividend distributions  $   36     $   132     $    534    $    185    $   164

Expenses (NOTE 2):
  Mortality and expense
    risk fee ..........    (89)        (49)         (88)        (28)       (15)
--------------------------------------------------------------------------------
Net investment
  income (loss) .......    (53)         83          446         157        149


Capital gain
  distributions .......    319          75          130         150          -

Realized gain (loss)
  on investments ......    521         227          341          72        (37)

Unrealized appreciation
  on investments ......  1,675         731        2,087         359         18
--------------------------------------------------------------------------------
Net realized and
  unrealized gain
  (loss) on
  investments .........  2,515       1,033        2,558         581        (19)
--------------------------------------------------------------------------------
Net increase in net
  assets resulting
  from operations .....  2,462       1,116        3,004         738        130

Net assets at beginning
  of year .............  4,474       2,444        4,522       1,765        925

Variable annuity
  deposits
  (NOTES 2 AND 3) ..... 22,024      12,438       22,410       6,629      5,935

Terminations
  and withdrawals
  (NOTES 2 AND 3) ..... (3,389)     (1,636)      (1,952)     (1,008)    (2,125)

Annuity payments
  (NOTES 2 AND 3) .....     (1)          -            -          (1)         -

Net mortality guarantee
  transfer ............      -           -           (1)         (2)         -
--------------------------------------------------------------------------------
Net assets at end
  of year ............ $25,570     $14,362      $27,983      $8,121     $4,865
================================================================================

See accompanying notes.

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                         NOTES TO FINANCIAL STATEMENTS

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                                DECEMBER 31, 1996


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

T. Rowe Price Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account currently is divided into five subaccounts. Each subaccount invests exclusively in shares of a single corresponding mutual fund. Purchase payments received by the Account are invested in one of the Portfolios of either T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. or T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the Owners, purchase payments are invested in shares of New America Growth Portfolio - emphasis on long-term capital growth through investments in common stocks of domestic companies, International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income Portfolio emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying common stocks, Personal Strategy Balanced Portfolio - emphasis on both capital appreciation and income, and Limited-Term Bond Portfolio - emphasis on income with moderate price fluctuation by investing in short- and intermediate-term investment grade debt securities.

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each Portfolio except the International Stock Portfolio, which is managed by Rowe Price-Fleming International, Inc., an affiliate of T. Rowe Price. The investment advisors are responsible for managing the Portfolio's assets in accordance with the terms of the investment advisory contracts.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold during 1996 were as follows:

                                         COST OF    PROCEEDS
                                        PURCHASES  FROM SALES
                                        ---------------------
                                            (IN THOUSANDS)

 New America Growth Portfolio            $23,168    $4,268
 International Stock Portfolio            13,265     2,305
 Equity Income Portfolio                  24,102     3,069
 Personal Strategy Balanced Portfolio      7,279     1,354
 Limited-Term Bond Portfolio               6,946     2,986

ANNUITY RESERVES

Annuity reserves relate to contracts which have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

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NOTES TO FINANCIAL STATEMENTS (Cont.)


REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Portfolio. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of .55% of the average daily net assets of each account.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                           (IN THOUSANDS)
New America Growth Subaccount:
   Variable annuity deposits                                    1,494
   Terminations, withdrawals and annuity payments                 230

International Stock Subaccount:
   Variable annuity deposits                                    1,043
   Terminations, withdrawals and annuity payments                 137

Equity Income Subaccount:
   Variable annuity deposits                                    1,686
   Terminations, withdrawals and annuity payments                 148

Personal Strategy Balanced Subaccount:
   Variable annuity deposits                                      534
   Terminations, withdrawals and annuity payments                  81

Limited-Term Bond Subaccount:
   Variable annuity deposits                                      604
   Terminations, withdrawals and annuity payments                 246